Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
OPERATING ACTIVITIES
Net income	$ 21,683	$ 8,176	$ 15,544	$ 21,045
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	22,451	22,429	44,824	44,860	$ 89,844
Amortization of contract intangibles / liabilities			(456)	(456)
Amortization of deferred debt issuance cost	626	657	1,262	1,314
Drydocking expenditure			(2,666)	69
Income tax expense	3	3	6	6
Income taxes paid			(78)	(121)
Unrealized (gain) loss on derivative instruments			26,685	17,047
Unrealized (gain) loss on foreign currency transactions			(56)	30
Changes in operating assets and liabilities
Decrease (increase) in amounts due from related parties			959	(363)
Decrease (increase) in inventories			50	4
Decrease (increase) in other current assets			(699)	(71)
Decrease (increase) in accrued revenue			551	(567)
Increase (decrease) in trade accounts payable			(198)	(1,843)
Increase (decrease) in accrued expenses			(1,861)	(173)
Increase (decrease) prepaid charter			(3,116)	1,121
Increase (decrease) in amounts due to related parties			38	119
Net cash provided by operating activities			80,789	82,021
INVESTING ACTIVITIES
Net cash used in investing activities			(216)
FINANCING ACTIVITIES
Repayment of long-term debt			(42,973)	(41,661)
Payment of debt issuance cost			(13)	21
Cash distributions			(39,668)	(39,668)
Net cash used in financing activities			(82,654)	(81,308)
Effect of exchange rate changes on cash			(8)	4
Net increase (decrease) in cash and cash equivalents			(2,089)	717
Cash and cash equivalents at the beginning of the period			43,525	41,712	41,712
Cash and cash equivalents at the end of the period	$ 41,436	$ 42,429	41,436	$ 42,429	$ 43,525
Property, Plant and Equipment, Excluding Acquired Vessels
INVESTING ACTIVITIES
Disposals (additions) to vessel and equipment			$ (216)